Goodwill (Details)	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Forecast period	10 years
Revenue per annum	2.00%
Growth rate	2.30%
Discount rate	8.20%
Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Sensitivity analysis rate	1.00%
Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Sensitivity analysis rate	2.00%